Funding Debts - Liabilities to Individual Investors and Institutional Funding Partners (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Debt Instrument [Line Items]
Aggregate amount funded from funding sources	¥ 18,221,528,000	$ 2,859,355	¥ 20,546,221,000	¥ 8,373,790,000
Financing receivables, net				¥ 4,411,488,000
Liabilities to Individual Investors - Juzi Licai
Debt Instrument [Line Items]
Term				24 months
Weighted average interest rate				7.70%
Aggregate amount funded from funding sources	¥ 0		¥ 0
Liabilities to Funding Partners
Debt Instrument [Line Items]
Weighted average interest rate	9.20%		9.30%
Aggregate amount funded from funding sources	¥ 3,539,900,000		¥ 5,092,300,000
Financing receivables, net	¥ 1,193,000,000.0		¥ 325,700,000